Investments - Additional Information (Detail) ¥ in Thousands, $ in Thousands			1 Months Ended						12 Months Ended
	Nov. 20, 2018 CNY (¥) shares	Nov. 20, 2018 USD ($) shares	Dec. 31, 2019 CNY (¥)	Jul. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)	Jan. 31, 2018 CNY (¥)	May 31, 2016 CNY (¥)	Apr. 30, 2015 CNY (¥)	Mar. 31, 2020 CNY (¥) shares	Mar. 31, 2020 USD ($) shares	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2020 USD ($) shares	Mar. 01, 2018 shares	Oct. 31, 2017 CNY (¥)
Schedule of Investments [Line Items]
Available-for-sale debt securities									¥ 102,373		¥ 72,459
Impairment of AFS securities									(14,259)
Unrealized securities holding gain/(loss), net of tax									18,713	$ 2,643	25,067	¥ 10,866
Registered capital									1,980,472		4,047,669		$ 279,695
Deconsolidation, cash outflow												6,738
Foreign currency translation adjustments in other comprehensive income									¥ 105,433	$ 14,890	55,440	(81,141)
Shares repurchased by investee | shares									10,456,075	10,456,075
Shares repurchased by investee, total price									¥ 6,566	$ 951
Gain/(Loss) from investments, net									(66,550)	(9,399)	31,236	172,219
Share of income/(loss) of equity investee									(114,104)	(16,115)	5,752	(4,982)
Share of other comprehensive (loss)/income of equity method investee									¥ (145)	$ (20)	938	(2,124)
iSNOB Holding Limited
Schedule of Investments [Line Items]
Percentage owned									14.50%				14.50%		18.00%
Registered capital							¥ 1,000
Gains recognized related to the remeasurement of retained interest in the deconsolidated subsidiary to fair value									¥ 17,641
Cash balance															¥ 6,738
Deconsolidation, cash outflow												6,738
iSNOB Holding Limited | Unrelated Third Party
Schedule of Investments [Line Items]
Ownership percentage							20.00%
iSNOB Holding Limited
Schedule of Investments [Line Items]
Available-for-sale debt securities									76,841		38,378
Unrealized securities holding gain/(loss), net of tax									36,459		15,670	2,938
Ownership percentage							80.00%
Foreign currency translation adjustments in other comprehensive income									¥ 2,004		1,470	(1,129)
iSNOB Holding Limited | Redeemable Convertible Preferred Stock
Schedule of Investments [Line Items]
Convertible and redeemable preferred shares held | shares									18,000,000				18,000,000
Huzan Inc.
Schedule of Investments [Line Items]
Percentage owned	6.72%					20.00%
Cash consideration						¥ 10,000
Available-for-sale debt securities	¥ 13,658								¥ 10,996		19,822	14,021
Unrealized securities holding gain/(loss), net of tax									(9,862)		10,985	3,016
Foreign currency translation adjustments in other comprehensive income									1,036		(919)
Shares repurchased by investee | shares	6,246,877	6,246,877
Shares repurchased by investee, total price	¥ 35,501	$ 5,172
Gain from investment disposal	¥ 31,236
Shanghai Kuailaimai Information and Technology Co., Ltd.
Schedule of Investments [Line Items]
Percentage owned								25.00%
Cash consideration								¥ 7,500
Available-for-sale debt securities											14,259
Impairment of AFS securities					¥ 14,259				¥ (14,259)
Unrealized securities holding gain/(loss), net of tax					6,759						(1,588)	4,912
Gain/(Loss) from investments, net					¥ 7,500
JM Weshop (Cayman) Inc.
Schedule of Investments [Line Items]
Equity method investment shares owned | shares														40,000,000
Equity method investment ownership percentage				33.00%										40.00%
ESOP Shares that may be transferred to grantees who are employees of JM Weshop | shares									10,000,000				10,000,000
Gain/(Loss) from investments, net												158,627
Share of income/(loss) of equity investee									¥ (113,182)		2,312
Share of other comprehensive (loss)/income of equity method investee									(1,331)		(1,186)
Consideration For Surrender Of Shares
Equity Method Investment Decrease Percent				7.00%
Gain loss on sale of equity method investment				¥ 25,132
Equity method investment impairment			¥ 33,918						33,918
Reversal of share based compensation expense									934
Share based compensation gain loss in share of results of equity investee									¥ 1,390
JM Weshop (Cayman) Inc. | Investment Cost
Schedule of Investments [Line Items]
Share based compensation expenses											1,084	23
JM Weshop (Cayman) Inc. | Share of Results of Equity Investee
Schedule of Investments [Line Items]
Share based compensation expenses											¥ 1,483	¥ 36
JM Weshop (Cayman) Inc. | Flying Get Limited
Schedule of Investments [Line Items]
Ownership interest														60.00%